UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811 - 4764

Dreyfus Municipal Bond Opportunity Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	4/30
Date of reporting period:	4/30/14

FORM N-CSR

Item 1.                         Reports to Stockholders.

Dreyfus Municipal
Bond Opportunity Fund

ANNUAL REPORT April 30, 2014

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Fund Performance
8	Understanding Your Fund’s Expenses
8	Comparing Your Fund’s Expenses With Those of Other Funds
9	Statement of Investments
23	Statement of Assets and Liabilities
24	Statement of Operations
25	Statement of Changes in Net Assets
27	Financial Highlights
30	Notes to Financial Statements
41	Report of Independent Registered Public Accounting Firm
42	Important Tax Information
43	Board Members Information
45	Officers of the Fund
FOR MORE INFORMATION
Back Cover

Dreyfus Municipal
Bond Opportunity Fund

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this annual report for Dreyfus Municipal Bond Opportunity Fund, covering the 12-month period from May 1, 2013, through April 30, 2014. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

In the wake of heightened market volatility over much of 2013, municipal bonds generally stabilized over the opening months of 2014, enabling them to post modestly positive total returns, on average, for the reporting period overall. Although concerns regarding a shift to a more moderately accommodative monetary policy initially roiled fixed income markets, investors later took the Federal Reserve Board’s actions in stride. Moreover, investor demand rebounded while the supply of newly issued securities ebbed, and many states and municipalities saw improved credit conditions in the recovering U.S. economy.

We remain cautiously optimistic regarding the municipal bond market’s prospects over the months ahead.We expect the domestic economy to continue to strengthen, which could support higher tax revenues for most states and municipalities.We also anticipate rising demand for a limited supply of securities as more income-oriented investors seek the tax advantages of municipal bonds. As always, we encourage you to discuss our observations with your financial advisor to assess their potential impact on your investments.

Thank you for your continued confidence and support.

J. Charles Cardona
President
The Dreyfus Corporation
May 15, 2014

DISCUSSION OF FUND PERFORMANCE

For the period of May 1, 2013, through April 30, 2014, as provided by Daniel Rabasco and Jeffrey Burger, Portfolio Managers

Fund and Market Performance Overview

For the 12-month period ended April 30, 2014, Dreyfus Municipal Bond Opportunity Fund’s Class A shares produced a total return of –0.21%, Class C shares returned –0.97%, and Class Z shares returned –0.17%.1 In comparison, the Barclays Municipal Bond Index, the fund’s benchmark index, achieved a total return of 0.50% for the same period.2

Heightened market volatility over the reporting period’s first half was followed by rallies as long-term interest rates moderated, investor demand rebounded, the supply of newly issued securities declined, and credit conditions improved.The fund lagged its benchmark, mainly due to weakness among Puerto Rico bonds and a focus on longer maturities.

The Fund’s Investment Approach

The fund seeks to maximize current income exempt from federal income tax to the extent consistent with the preservation of capital.To pursue its goal, the fund normally invests substantially all of its assets in municipal bonds that provide income exempt from federal income tax.The fund invests at least 70% of its assets in investment-grade municipal bonds or the unrated equivalent as determined by Dreyfus. For additional yield, the fund may invest up to 30% of its assets in municipal bonds rated below investment grade or the unrated equivalent as determined by Dreyfus. The dollar-weighted average maturity of the fund’s portfolio normally exceeds 10 years, but the fund may invest without regard to maturity.

In managing the fund, we focus on identifying undervalued sectors and securities, and we minimize the use of interest-rate forecasting. We select municipal bonds using fundamental credit analysis to estimate the relative value of various sectors and securities, and to exploit pricing inefficiencies in the municipal bond market. In addition, we trade among the market’s various sectors — such as the pre-refunded, general obligation and revenue sectors — based on their apparent relative values.The fund generally will invest simultaneously in several of these sectors.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

Municipal Bonds Rebounded from Earlier Weakness

Like many other financial assets, municipal bonds generally lost value in the wake of news in May 2013, that the Federal Reserve Board (the “Fed”) would back away from its quantitative easing program sooner than most analysts had expected. The resulting market turbulence sent long-term bond prices lower and yields higher, sparking a flight of capital from the municipal bond market. Selling pressure was particularly severe among lower rated and longer term securities.

However, municipal bonds generally stabilized in the fall, and the first four months of 2014 witnessed a market recovery amid weaker-than-expected economic data stemming from unusually harsh winter weather. Municipal bond prices also were supported by favorable supply-and-demand dynamics when investor demand recovered and less refinancing activity produced a reduced supply of newly issued securities.

The economic rebound resulted in better underlying credit conditions for most issuers as tax revenues increased, enabling many states to achieve budget surpluses and replenish reserves. However, credit concerns lingered with regard to the fiscal problems of two major issuers:The City of Detroit filed for bankruptcy protection during the summer of 2013, and in September, municipal bonds issued by Puerto Rico lost value after media reports detailed the U.S. territory’s economic challenges.

Puerto Rico Bonds Undermined Relative Performance

The fund’s relative results were hindered during the reporting period by its overweighted exposure to Puerto Rico bonds.The fund also held a position in Detroit water and sewer bonds, which lost value. In addition, the fund’s relatively long average duration and an emphasis on longer maturities dampened relative results early in the reporting period, and better results in 2014 from this strategy were not enough to fully offset earlier weakness. Likewise, the fund’s overweighted exposure to BBB-rated securities hurt performance over the reporting period’s first half and helped more moderately in the second half.

The fund achieved better results from general obligation bonds from Illinois and California, which rallied strongly when credit fundamentals improved.Among revenue bonds, securities backed by hospitals fared well as investors reached for higher yields in the low interest rate environment.

Adapting to a Changing Market Environment

We currently expect U.S. economic growth to rebound as the weather warms, the labor market strengthens, and investor confidence improves. In addition, we believe that recently improved market trends have been driven, in part, by investors returning their focus to market and issuer fundamentals now that the Fed is tapering its quantitative easing program, and we expect this positive trend to continue.

We have taken advantage of bouts of improved liquidity to reduce the fund’s Puerto Rico holdings at relatively attractive prices, and we have redeployed those assets primarily to longer term securities with strong income characteristics.We continue to emphasize the addition of revenue bonds to the portfolio that possess attractive incremental yield characteristics.We have maintained the fund’s relatively long average duration in order to capture higher levels of current income.

May 15, 2014

Bond funds are subject generally to interest rate, credit, liquidity, and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

The amount of public information available about municipal bonds is generally less than that for corporate equities or bonds. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the fund’s investments in municipal bonds. Other factors include the general conditions of the municipal bond market, the size of the particular offering, the maturity of the obligation and the rating of the issue. Changes in economic, business, or political conditions relating to a particular municipal project, municipality, or state in which the fund invests may have an impact on the fund’s share price.

1 Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Class
Z is not subject to any initial or deferred sales charge. Past performance is no guarantee of future results. Share price, yield, and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are taxable.
2 SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.
The Barclays Municipal Bond Index is a widely accepted, unmanaged total return performance benchmark for the long-term, investment-grade, tax-exempt bond market. Index returns do not reflect fees and expenses associated with operating a mutual fund. Investors cannot invest directly in any index.

The Fund 5

FUND PERFORMANCE

† Source: Lipper Inc.
Past performance is not predictive of future performance.
The above graph compares a $10,000 investment made in each of the Class A and Class C shares of Dreyfus
Municipal Bond Opportunity Fund on 4/30/04 to a $10,000 investment made in the Barclays Municipal Bond
Index (the “Index”) on that date.All dividends and capital gain distributions are reinvested.
The fund invests primarily in municipal securities and its performance shown in the line graph above takes into account the maximum initial sales charge on Class A shares and all other applicable fees and expenses for Class A and Class C shares. Performance for Class Z shares will vary from the performance of Class A and Class C shares shown above due to differences in charges and expenses.The Index, unlike the fund, is an unmanaged total return performance benchmark for the long-term, investment-grade, tax-exempt bond market, calculated by using municipal bonds selected to be representative of the municipal market overall.These factors can contribute to the Index potentially outperforming or underperforming the fund. Unlike a mutual fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

Average Annual Total Returns as of 4/30/14

	Inception					From
	Date	1	Year	5 Years	10 Years	Inception
Class A shares
with maximum sales charge (4.5%)	11/26/86	–4.70%		4.75%	3.71%	—
without sales charge	11/26/86	–0.21%		5.72%	4.19%	—
Class C shares
with applicable redemption charge †	7/13/95	–1.93%		4.96%	3.42%	—
without redemption	7/13/95	–0.97%		4.96%	3.42%	—
Class Z shares	10/14/04	–0.17%		5.78%	—	3.98%
Barclays Municipal Bond Index	9/30/04	0.50%		5.54%	4.83%	4.62	%††

Past performance is not predictive of future performance.The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. In addition to the performance of Class A shares shown with and without a maximum sales charge, the fund’s performance shown in the table takes into account all other applicable fees and expenses on all classes.

†	The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of the date of purchase.
††	The Index date is based on the life of Class Z shares. For comparative purposes, the value of the Index as of
9/30/04 is used as the beginning value on 10/14/04 (the inception date for Class Z shares).

The Fund 7

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Municipal Bond Opportunity Fund from November 1, 2013 to April 30, 2014. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2014

	Class A	Class C	Class Z
Expenses paid per $1,000†	$4.71	$8.60	$4.46
Ending value (after expenses)	$1,043.70	$1,039.70	$1,044.00

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2014

	Class A	Class C	Class Z
Expenses paid per $1,000†	$4.66	$8.50	$4.41
Ending value (after expenses)	$1,020.18	$1,016.36	$1,020.43

† Expenses are equal to the fund’s annualized expense ratio of .93% for Class A, 1.70% for Class C and .88% for
Class Z, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

April 30, 2014

Long-Term Municipal	Coupon	Maturity	Principal
Investments—98.3%	Rate (%)	Date	Amount ($)		Value ($)
Alabama—1.8%
Jefferson County,
Senior Lien Sewer Revenue
Warrants (Insured; Assured
Guaranty Municipal Corp.)	0/6.60	10/1/42	7,835,000	[a]	4,742,996
Jefferson County,
Limited Obligation
School Warrants	5.25	1/1/17	2,000,000		2,010,940
Jefferson County,
Limited Obligation
School Warrants	5.00	1/1/24	1,000,000		999,920
Alaska—.3%
Northern Tobacco Securitization
Corporation of Alaska, Tobacco
Settlement Asset-Backed Bonds	5.00	6/1/46	2,000,000		1,461,600
Arizona—2.3%
Mohave County Industrial
Development Authority,
Correctional Facilities
Contract Revenue (Mohave
Prison, LLC Expansion Project)	8.00	5/1/25	5,000,000		5,763,600
Pima County Industrial Development
Authority, Education Revenue
(American Charter Schools
Foundation Project)	5.63	7/1/38	4,650,000		4,060,147
California—14.6%
Anaheim Public Financing
Authority, Revenue (City of
Anaheim Electric System
Distribution Facilities)	5.25	10/1/34	3,185,000		3,595,515
California,
GO (Various Purpose)	5.25	10/1/20	1,000,000		1,177,640
California,
GO (Various Purpose)	5.75	4/1/31	5,000,000		5,847,400
California,
GO (Various Purpose)	6.50	4/1/33	5,000,000		6,100,200
California,
GO (Various Purpose)	6.00	11/1/35	3,000,000		3,595,530
California Health Facilities
Financing Authority, Revenue
(Providence Health and Services)	6.50	10/1/38	2,955,000		3,480,103

The Fund 9

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
California (continued)
California Health Facilities
Financing Authority, Revenue
(Providence Health and
Services) (Prerefunded)	6.50	10/1/18	45,000	[b]	55,651
California State Public Works
Board, LR (Department of
Corrections and Rehabilitation)
(Various Correctional Facilities)	5.00	9/1/26	3,000,000		3,477,150
California State Public Works
Board, LR (Judicial Council of
California) (Various Judicial
Council Projects)	5.00	12/1/31	2,000,000		2,182,300
California State Public Works
Board, LR (Various
Capital Projects)	5.13	10/1/31	1,000,000		1,097,470
California Statewide Communities
Development Authority, Revenue
(Sutter Health)	5.50	8/15/26	2,670,000		3,091,860
Chula Vista,
IDR (San Diego Gas and
Electric Company)	5.88	2/15/34	2,000,000		2,296,700
Los Angeles Department of Water
and Power, Power System Revenue	5.00	7/1/28	5,000,000		5,783,000
Los Angeles Harbor Department,
Revenue	5.25	8/1/25	5,000,000		5,849,750
North Natomas Community
Facilities District Number 4,
Special Tax Bonds	5.00	9/1/30	1,500,000		1,618,860
Sacramento County,
Airport System Senior Revenue	5.25	7/1/26	5,000,000	[c]	5,682,150
Sacramento County,
Airport System Senior Revenue	5.50	7/1/29	1,500,000	[c]	1,721,310
University of California Regents,
Medical Center Pooled Revenue	5.00	5/15/43	5,000,000		5,339,000
Colorado—2.5%
City and County of Denver,
Airport System
Subordinate Revenue	5.50	11/15/27	5,565,000	[c]	6,346,048

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Colorado (continued)
Colorado Health Facilities
Authority, Health Facilities
Revenue (The Evangelical
Lutheran Good Samaritan
Society Project)	5.63	6/1/43	2,000,000		2,146,140
E-470 Public Highway Authority,
Senior Revenue	5.38	9/1/26	1,000,000	[c]	1,086,720
University of Colorado Regents,
University Enterprise Revenue	5.75	6/1/28	1,000,000		1,191,250
Connecticut—1.5%
Connecticut,
Special Tax Obligation
Revenue (Transportation
Infrastructure Purposes)	5.00	10/1/29	2,500,000	[c]	2,886,500
Connecticut Development Authority,
Water Facilities Revenue
(Aquarion Water Company of
Connecticut Project)	5.50	4/1/21	3,000,000		3,393,450
District of Columbia—.7%
Metropolitan Washington Airports
Authority, Airport System Revenue	5.00	10/1/28	2,800,000	[c]	3,141,040
Florida—6.3%
Broward County,
Airport System Revenue	5.00	10/1/42	3,750,000	[c]	3,935,025
Broward County,
Port Facilities Revenue	5.00	9/1/22	3,285,000	[c]	3,719,606
Citizens Property Insurance
Corporation, Coastal Account
Senior Secured Revenue	5.00	6/1/20	3,000,000		3,452,790
Citizens Property Insurance
Corporation, Personal Lines
Account/Commercial Lines
Account Senior Secured Revenue	5.00	6/1/22	3,500,000		4,062,380
Miami-Dade County,
Seaport Revenue	5.50	10/1/42	2,500,000	[c]	2,739,400
Orlando-Orange County Expressway
Authority, Revenue	5.00	7/1/35	3,500,000	[c]	3,767,645

The Fund 11

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Florida (continued)
Palm Bay,
Educational Facilities Revenue
(Patriot Charter School Project)	7.00	7/1/36	215,000	[d]	64,504
Palm Bay,
Utility System Improvement
Revenue (Insured; National
Public Finance Guarantee Corp.)	0.00	10/1/20	1,845,000	[e]	1,460,115
Pinellas County Health Facilities
Authority, Health System
Revenue (BayCare Health System
Issue) (Insured; National
Public Finance Guarantee Corp.)	0.18	11/15/23	2,000,000	[f]	1,840,000
Port of Palm Beach District,
Revenue (Insured; XLCA)	0.00	9/1/23	1,000,000	[c,e]	572,820
Saint Johns County Industrial
Development Authority, Revenue
(Presbyterian Retirement
Communities Project)	5.88	8/1/40	1,000,000		1,064,610
Georgia—1.8%
Atlanta,
Airport General Revenue	5.00	1/1/27	3,000,000	[c]	3,258,960
Atlanta,
Water and Wastewater Revenue	6.00	11/1/26	3,550,000		4,319,179
Hawaii—.3%
Hawaii Department of Budget and
Finance, Special Purpose
Revenue (Hawai’i Pacific
Health Obligated Group)	5.63	7/1/30	1,000,000		1,090,290
Illinois—9.1%
Chicago,
Customer Facility Charge
Senior Lien Revenue (Chicago
O’Hare International Airport)	5.75	1/1/43	3,750,000	[c]	3,965,887
Chicago,
GO (Project and
Refunding Series)	5.25	1/1/28	2,500,000		2,668,775
Chicago,
GO (Project and Refunding
Series) (Insured; National
Public Finance Guarantee Corp.)	5.00	1/1/25	5,000,000		5,340,350

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Illinois (continued)
Illinois,
GO	5.50	7/1/38	3,000,000	3,278,550
Illinois,
Sales Tax Revenue	5.00	6/15/24	2,500,000	2,936,600
Illinois Finance Authority,
Revenue (Advocate Health
Care Network)	5.00	6/1/27	5,230,000	5,842,381
Illinois Finance Authority,
Revenue (Rehabilitation
Institute of Chicago)	6.00	7/1/43	2,500,000	2,739,650
Illinois Finance Authority,
Revenue (The Carle Foundation)	5.00	8/15/18	2,500,000	2,828,425
Railsplitter Tobacco Settlement
Authority, Tobacco
Settlement Revenue	5.50	6/1/23	1,750,000	2,042,495
Railsplitter Tobacco Settlement
Authority, Tobacco
Settlement Revenue	6.00	6/1/28	3,975,000	4,619,467
University of Illinois Board of
Trustees, Auxiliary Facilities System
Revenue (University of Illinois)	5.00	4/1/44	2,000,000	2,139,540
Indiana—.7%
Indiana Finance Authority,
First Lien Wastewater Utility
Revenue (CWA Authority Project)	5.25	10/1/25	1,500,000	1,741,095
Indiana Finance Authority,
Revenue (Marquette Project)	5.00	3/1/39	1,400,000	1,401,708
Iowa—1.8%
Iowa Finance Authority,
Healthcare Revenue (Genesis
Health System)	5.00	7/1/24	2,635,000	2,975,705
Iowa Finance Authority,
Midwestern Disaster Area
Revenue (Iowa Fertilizer
Company Project)	5.00	12/1/19	3,500,000	3,550,925
Iowa Finance Authority,
Midwestern Disaster Area
Revenue (Iowa Fertilizer
Company Project)	5.25	12/1/25	1,000,000	1,003,390

The Fund 13

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Kentucky—4.6%
Kentucky Public Transportation
Infrastructure Authority,
Subordinate Toll Revenue, BAN
(Downtown Crossing Project)	5.00	7/1/17	3,125,000	[c]	3,470,969
Louisville/Jefferson County Metro
Government, Health System
Revenue (Norton Healthcare, Inc.)	5.75	10/1/42	3,000,000		3,299,730
Mount Sterling,
LR (Kentucky League of Cities
Funding Trust Program)	6.10	3/1/18	5,500,000		6,075,080
Pendleton County,
Multi-County LR (Kentucky
Association of Counties
Leasing Trust Program)	6.40	3/1/19	6,000,000		6,601,080
Louisiana—1.9%
Louisiana Local Government
Environmental Facilities and
Community Development
Authority, Revenue (Westlake
Chemical Corporation Projects)	6.75	11/1/32	2,000,000		2,222,640
Tobacco Settlement Financing
Corporation of Louisiana,
Tobacco Settlement
Asset-Backed Bonds	5.00	5/15/27	2,865,000		3,034,207
Tobacco Settlement Financing
Corporation of Louisiana,
Tobacco Settlement
Asset-Backed Bonds	5.25	5/15/35	2,500,000		2,633,225
Maine—.5%
Maine Health and Higher
Educational Facilities Authority,
Revenue (MaineGeneral Medical
Center Issue)	7.50	7/1/32	2,000,000		2,292,780
Maryland—2.1%
Maryland Transportation Authority,
Airport Parking Revenue
(Baltimore/Washington
International Thurgood
Marshall Airport Projects)	5.00	3/1/18	6,200,000	[c]	6,991,616
Montgomery County,
Consolidated Public
Improvement GO	5.00	11/1/21	1,500,000		1,827,000

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Massachusetts—3.5%
Massachusetts,
Federal Highway Grant
Anticipation Notes
(Accelerated Bridge Program)	5.00	6/15/23	3,000,000	[c]	3,616,980
Massachusetts Department of
Transportation, Metropolitan
Highway System Senior Revenue	5.00	1/1/27	5,000,000	[c]	5,483,450
Massachusetts Educational
Financing Authority, Education
Loan Revenue (Issue K)	5.25	7/1/29	3,500,000		3,584,945
Massachusetts School Building
Authority, Senior Dedicated
Sales Tax Revenue	5.00	10/15/35	1,750,000		1,934,887
Michigan—6.0%
Detroit,
Sewage Disposal System Senior
Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	7.00	7/1/27	3,000,000		3,252,330
Detroit,
Water Supply System Senior
Lien Revenue	5.25	7/1/41	2,500,000		2,438,000
Kent Hospital Finance Authority,
Revenue (Spectrum Health System)	5.50	11/15/25	2,500,000		2,931,200
Lansing Board of Water and Light,
Utility System Revenue	5.50	7/1/41	1,500,000		1,702,425
Michigan Strategic Fund,
LOR (State of Michigan Cadillac
Place Office Building Project)	5.00	10/15/17	2,590,000		2,877,827
Michigan Strategic Fund,
SWDR (Genesee Power
Station Project)	7.50	1/1/21	4,000,000		3,999,240
Romulus Economic Development
Corporation, Limited
Obligation EDR (Romulus HIR
Limited Partnership Project)
(Insured; ITT Lyndon Property
Insurance Company) (Escrowed
to Maturity)	7.00	11/1/15	5,000,000		5,491,900
Wayne County Airport Authority,
Airport Revenue (Detroit
Metropolitan Wayne
County Airport)	5.00	12/1/18	2,500,000	[c]	2,820,775

The Fund 15

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Nevada—.3%
Clark County,
Passenger Facility Charge
Revenue (Las Vegas-McCarran
International Airport)	5.00	7/1/30	1,000,000	[c]	1,086,390
New Jersey—1.9%
New Jersey Transportation
Trust Fund Authority
(Transportation Program)	5.00	6/15/44	5,250,000	[c]	5,563,372
New Jersey Turnpike Authority,
Turnpike Revenue (Insured;
National Public Finance
Guarantee Corp.)	0.21	1/1/30	2,500,000	[c,f]	2,325,000
New York—10.0%
Austin Trust (Series 1107)
Non-recourse (Port Authority
of New York and New Jersey,
Consolidated Bonds, 151st Series)	6.00	9/15/28	9,690,000	[c,g,h]	10,914,913
Long Island Power Authority,
Electric System General Revenue	6.00	5/1/33	5,000,000		5,833,200
Metropolitan Transportation
Authority, Dedicated Tax
Fund Revenue	5.00	11/15/32	1,850,000		2,060,400
Metropolitan Transportation
Authority, Transportation Revenue	5.25	11/15/28	2,500,000	[c]	2,783,925
New York City,
GO	5.00	8/1/25	2,500,000		2,915,875
New York City,
GO	5.00	10/1/36	5,000,000		5,481,100
New York City Industrial
Development Agency, Senior
Airport Facilities Revenue
(Transportation Infrastructure
Properties, LLC Obligated Group)	5.00	7/1/20	3,000,000	[c]	3,323,940
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue	5.00	6/15/34	5,000,000		5,540,600
New York Liberty Development
Corporation, Liberty Revenue
(4 World Trade Center Project)	5.00	11/15/31	1,000,000		1,083,830

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New York (continued)
New York State Energy Research and
Development Authority, PCR
(Rochester Gas and Electric
Corporation Project) (Insured;
National Public Finance
Guarantee Corp.)	0.14	8/1/32	2,450,000	[f]	2,116,187
North Carolina—.9%
Wake County,
GO (School Bonds)	5.00	2/1/22	3,100,000		3,777,505
Ohio—1.4%
Cleveland-Cuyahoga County Port
Authority, Senior Special
Assessment/Tax Increment
Revenue (University Heights—
Public Parking Garage Project)	7.35	12/1/31	3,000,000	[d]	457,800
Ohio,
Capital Facilities Lease
Appropriation Revenue (Mental
Health Facilities Improvement
Fund Projects)	5.00	2/1/21	1,000,000		1,187,750
Ohio Air Quality Development
Authority, Air Quality
Development Revenue (The
Cincinnati Gas and Electric Company
Project) (Insured; AMBAC)	0.30	9/1/37	4,550,000	[f]	4,106,375
Oklahoma—1.1%
Oklahoma Municipal Power
Authority, Power Supply
System Revenue	6.00	1/1/38	4,000,000		4,496,000
Pennsylvania—4.2%
Allegheny County Port Authority,
Special Transportation Revenue	5.25	3/1/23	2,715,000	[c]	3,106,856
Pennsylvania Higher Educational
Facilities Authority, Revenue
(University of Pennsylvania
Health System)	6.00	8/15/26	5,000,000		5,784,300
Pennsylvania Turnpike Commission,
Motor License Fund-Enhanced
Turnpike Subordinate
Special Revenue	5.00	12/1/42	3,995,000	[c]	4,257,352

The Fund 17

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Pennsylvania (continued)
Philadelphia School District,
GO	5.25	9/1/23	4,000,000		4,495,560
South Carolina—2.6%
South Carolina Public Service
Authority, Revenue Obligations
(Santee Cooper)	5.50	1/1/38	5,000,000		5,623,000
South Carolina Public Service
Authority, Revenue Obligations
(Santee Cooper)	5.13	12/1/43	5,000,000		5,402,200
Tennessee—.6%
Johnson City Health and
Educational Facilities
Board, HR (Mountain States
Health Alliance)	6.00	7/1/38	2,435,000		2,690,358
Texas—5.5%
Houston,
Airport System Special
Facilities Revenue
(Continental Airlines, Inc.
Terminal Improvement Projects)	6.13	7/15/17	1,600,000	[c]	1,601,488
Love Field Airport Modernization
Corporation, Special
Facilities Revenue (Southwest
Airlines Company—Love Field
Modernization Program Project)	5.00	11/1/22	2,000,000	[c]	2,241,640
North Texas Tollway Authority,
First Tier System Revenue
(Insured; Assured Guaranty Corp.)	5.75	1/1/40	5,665,000	[c]	6,371,086
North Texas Tollway Authority,
Second Tier System Revenue	5.75	1/1/38	5,510,000	[c]	6,003,531
San Antonio,
Electric and Gas Systems
Junior Lien Revenue	5.00	2/1/43	3,500,000		3,792,425
San Antonio,
Water System Revenue	5.00	5/15/36	2,945,000		3,189,464

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Washington—2.9%
Energy Northwest,
Electric Revenue (Columbia
Generating Station)	5.00	7/1/22	2,000,000	2,416,660
Energy Northwest,
Electric Revenue (Columbia
Generating Station)	5.00	7/1/24	3,040,000	3,709,499
Washington,
Motor Vehicle Fuel Tax GO
(State Road 520 Corridor
Program—Toll Revenue)	5.00	6/1/33	2,255,000	2,532,049
Washington Health Care Facilities
Authority, Revenue (Providence
Health and Services)	5.00	10/1/42	3,500,000	3,757,040
West Virginia—1.3%
West Virginia University Board of
Governors, University
Improvement Revenue (West
Virginia University Projects)	5.00	10/1/36	5,000,000	5,464,000
Wisconsin—.6%
Wisconsin Health and Educational
Facilities Authority, Revenue
(Aurora Health Care, Inc.)	5.50	4/15/29	2,200,000	2,357,718
U.S. Related—2.7%
Puerto Rico Aqueduct and Sewer
Authority, Senior Lien Revenue	5.00	7/1/21	3,610,000	2,781,722
Puerto Rico Aqueduct and Sewer
Authority, Senior Lien Revenue	5.25	7/1/29	3,820,000	2,651,386
Puerto Rico Aqueduct and Sewer
Authority, Senior Lien Revenue	5.75	7/1/37	6,000,000	4,193,460
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/42	2,000,000	1,595,100
Total Long-Term Municipal Investments
(cost $387,350,460)				415,298,549

The Fund 19

STATEMENT OF INVESTMENTS (continued)

Short-Term Municipal	Coupon	Maturity	Principal
Investments—3.1%	Rate (%)	Date	Amount ($)		Value ($)
California—.6%
California,
GO Notes
(Kindergarten-University)
(LOC; Citibank NA)	0.06	5/1/14	1,500,000	[i]	1,500,000
California Infrastructure and
Economic Development Bank,
Revenue, Refunding (Los
Angeles County Museum of
Natural History Foundation)
(LOC; Wells Fargo Bank)	0.06	5/1/14	1,000,000	[i]	1,000,000
Connecticut—.2%
Connecticut Health and Educational
Facilities Authority, Revenue
(Yale University Issue)	0.05	5/1/14	1,000,000	[i]	1,000,000
Michigan—.2%
University of Michigan Regents,
General Revenue	0.05	5/1/14	1,000,000	[i]	1,000,000
New York—.9%
New York City,
GO Notes (LOC; JPMorgan
Chase Bank)	0.09	5/1/14	4,000,000	[i]	4,000,000
North Carolina—.2%
Charlotte-Mecklenburg Hospital
Authority, Health Care Revenue
(Carolinas HealthCare System)
(LOC; Wells Fargo Bank)	0.07	5/1/14	1,000,000	[i]	1,000,000

Short-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Pennsylvania—1.0%
Geisinger Authority,
Health System Revenue
(Geisinger Health System)
(Liquidity Facility; JPMorgan
Chase Bank)	0.05	5/1/14	3,625,000 [i]	3,625,000
Total Short-Term Municipal Investments
(cost $13,125,000)				13,125,000

Total Investments (cost $400,475,460)			101.4%	428,423,549
Liabilities, Less Cash and Receivables			(1.4%)	(6,014,493)
Net Assets			100.0%	422,409,056

a Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
b This security is prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
c At April 30, 2014, the fund had $114,786,394 or 27.2% of net assets invested in securities whose payment of principal and interest is dependent upon revenues generated from transportation.
d Non-income producing—security in default.
e Security issued with a zero coupon. Income is recognized through the accretion of discount.
f Variable rate security—interest rate subject to periodic change.
g Collateral for floating rate borrowings.
h Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.At April 30, 2014, this security was valued at $10,914,913 or 2.6% of net assets.
i Variable rate demand note—rate shown is the interest rate in effect at April 30, 2014. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Transportation Services	27.2	State/Territory	3.4
Health Care	14.3	Industrial	2.1
Utility-Water and Sewer	10.4	Prerefunded	1.3
Utility-Electric	9.7	Resource Recovery	.9
Special Tax	6.2	County	.7
Education	5.6	Other	10.5
Lease	5.6
City	3.5		101.4

†	Based on net assets.

The Fund 21

STATEMENT OF INVESTMENTS (continued)

Summary of Abbreviations

ABAG	Association of Bay Area	ACA	American Capital Access
Governments
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond	ARRN	Adjustable Rate
	Assurance Corporation		Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse
Tax-Exempt Receipts
EDR	Economic Development	EIR	Environmental Improvement
	Revenue		Revenue
FGIC	Financial Guaranty	FHA	Federal Housing
	Insurance Company		Administration
FHLB	Federal Home	FHLMC	Federal Home Loan Mortgage
	Loan Bank		Corporation
FNMA	Federal National	GAN	Grant Anticipation Notes
Mortgage Association
GIC	Guaranteed Investment	GNMA	Government National Mortgage
	Contract		Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development	LIFERS	Long Inverse Floating
	Revenue		Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts
Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
P-FLOATS	Puttable Floating Option	PUTTERS	Puttable Tax-Exempt Receipts
Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Options Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York	SPEARS	Short Puttable Exempt
	Mortgage Agency		Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2014

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	400,475,460	428,423,549
Interest receivable		5,833,045
Receivable for shares of Beneficial Interest subscribed		11,000
Prepaid expenses		29,110
		434,296,704
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		311,796
Cash overdraft due to Custodian		318,860
Payable for investment securities purchased		6,081,259
Payable for floating rate notes issued—Note 4		4,845,000
Payable for shares of Beneficial Interest redeemed		280,726
Interest and expense payable related to
floating rate notes issued—Note 4		5,790
Accrued expenses		44,217
		11,887,648
Net Assets ($)		422,409,056
Composition of Net Assets ($):
Paid-in capital		427,339,236
Accumulated net realized gain (loss) on investments		(32,878,269)
Accumulated net unrealized appreciation
(depreciation) on investments		27,948,089
Net Assets ($)		422,409,056

Net Asset Value Per Share
	Class A	Class C	Class Z
Net Assets ($)	193,586,135	8,394,295	220,428,626
Shares Outstanding	15,302,673	661,960	17,423,733
Net Asset Value Per Share ($)	12.65	12.68	12.65

See notes to financial statements.

The Fund 23

STATEMENT OF OPERATIONS

Year Ended April 30, 2014

Investment Income ($):
Interest Income	20,026,068
Expenses:
Management fee—Note 3(a)	2,370,322
Shareholder servicing costs—Note 3(c)	1,177,316
Professional fees	91,693
Distribution fees—Note 3(b)	68,528
Interest and expense related to floating rate notes issued—Note 4	55,140
Registration fees	49,092
Custodian fees—Note 3(c)	39,016
Prospectus and shareholders’ reports	25,214
Trustees’ fees and expenses—Note 3(d)	23,051
Loan commitment fees—Note 2	3,916
Miscellaneous	48,994
Total Expenses	3,952,282
Less—reduction in fees due to earnings credits—Note 3(c)	(504)
Net Expenses	3,951,778
Investment Income—Net	16,074,290
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	(3,373,728)
Net unrealized appreciation (depreciation) on investments	(16,759,714)
Net Realized and Unrealized Gain (Loss) on Investments	(20,133,442)
Net (Decrease) in Net Assets Resulting from Operations	(4,059,152)

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

		Year Ended April 30,
	2014	2013
Operations ($):
Investment income—net	16,074,290	15,318,295
Net realized gain (loss) on investments	(3,373,728)	7,452,198
Net unrealized appreciation
(depreciation) on investments	(16,759,714)	6,152,143
Net Increase (Decrease) in Net Assets
Resulting from Operations	(4,059,152)	28,922,636
Dividends to Shareholders from ($):
Investment income—net:
Class A	(7,278,739)	(7,095,312)
Class C	(265,474)	(291,817)
Class Z	(8,415,827)	(7,742,261)
Net realized gain on investments:
Class A	(58,302)	(122,983)
Class C	(2,657)	(6,497)
Class Z	(67,303)	(131,012)
Total Dividends	(16,088,302)	(15,389,882)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A	12,262,699	10,356,998
Class C	827,260	1,499,783
Class Z	3,128,449	6,743,255
Dividends reinvested:
Class A	5,625,031	5,240,463
Class C	201,739	205,567
Class Z	6,492,238	5,912,657
Cost of shares redeemed:
Class A	(41,492,847)	(35,080,909)
Class C	(4,580,483)	(3,586,154)
Class Z	(29,574,210)	(21,053,819)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(47,110,124)	(29,762,159)
Total Increase (Decrease) in Net Assets	(67,257,578)	(16,229,405)
Net Assets ($):
Beginning of Period	489,666,634	505,896,039
End of Period	422,409,056	489,666,634

The Fund 25

STATEMENT OF CHANGES IN NET ASSETS (continued)

		Year Ended April 30,
	2014	2013
Capital Share Transactions:
Class Aa
Shares sold	977,871	793,799
Shares issued for dividends reinvested	453,729	401,021
Shares redeemed	(3,356,680)	(2,686,533)
Net Increase (Decrease) in Shares Outstanding	(1,925,080)	(1,491,713)
Class Ca
Shares sold	66,627	114,217
Shares issued for dividends reinvested	16,237	15,697
Shares redeemed	(363,311)	(273,978)
Net Increase (Decrease) in Shares Outstanding	(280,447)	(144,064)
Class Z
Shares sold	250,264	516,619
Shares issued for dividends reinvested	523,696	452,371
Shares redeemed	(2,382,857)	(1,608,981)
Net Increase (Decrease) in Shares Outstanding	(1,608,897)	(639,991)

a During the period ended April 30, 2014, 60,991 Class C shares representing $802,134 were exchanged for
61,185 Class A shares.

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

		Year Ended April 30,
Class A Shares	2014	2013	2012	2011	2010
Per Share Data ($):
Net asset value,
beginning of period	13.16	12.81	11.85	12.35	11.65
Investment Operations:
Investment income—net[a]	.46	.40	.49	.53	.55
Net realized and unrealized
gain (loss) on investments	(.51)	.35	.96	(.50)	.70
Total from Investment Operations	(.05)	.75	1.45	.03	1.25
Distributions:
Dividends from investment income—net	(.46)	(.39)	(.49)	(.53)	(.55)
Dividends from net realized
gain on investments	(.00)[b]	(.01)	—	—	—
Total Distributions	(.46)	(.40)	(.49)	(.53)	(.55)
Net asset value, end of period	12.65	13.16	12.81	11.85	12.35
Total Return (%)[c]	(.21)	5.91	12.45	.20	10.91
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.93	.92	.94	.94	.93
Ratio of net expenses
to average net assets	.93	.92	.89	.94	.93
Ratio of interest and expense
related to floating rate notes
issued to average net assets	.01	.01	.01	.01	.01
Ratio of net investment income
to average net assets	3.72	3.05	3.98	4.38	4.57
Portfolio Turnover Rate	41.14	16.55	40.38	21.95	22.61
Net Assets, end of period ($ x 1,000)	193,586	226,735	239,859	231,671	268,406

a	Based on average shares outstanding at each month end.
b	Amount represents less than $.01 per share.
c	Exclusive of sales charge.

See notes to financial statements.

The Fund 27

FINANCIAL HIGHLIGHTS (continued)

		Year Ended April 30,
Class C Shares	2014	2013	2012	2011	2010
Per Share Data ($):
Net asset value, beginning of period	13.19	12.84	11.88	12.37	11.66
Investment Operations:
Investment income—net[a]	.36	.30	.40	.44	.46
Net realized and unrealized
gain (loss) on investments	(.50)	.35	.96	(.49)	.71
Total from Investment Operations	(.14)	.65	1.36	(.05)	1.17
Distributions:
Dividends from investment income—net	(.37)	(.29)	(.40)	(.44)	(.46)
Dividends from net realized
gain on investments	(.00)[b]	(.01)	—	—	—
Total Distributions	(.37)	(.30)	(.40)	(.44)	(.46)
Net asset value, end of period	12.68	13.19	12.84	11.88	12.37
Total Return (%)[c]	(.97)	5.12	11.59	(.46)	10.15
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.69	1.68	1.69	1.69	1.69
Ratio of net expenses
to average net assets	1.69	1.68	1.63	1.69	1.69
Ratio of interest and expense
related to floating rate notes
issued to average net assets	.01	.01	.01	.01	.01
Ratio of net investment income
to average net assets	2.93	2.29	3.23	3.61	3.80
Portfolio Turnover Rate	41.14	16.55	40.38	21.95	22.61
Net Assets, end of period ($ x 1,000)	8,394	12,433	13,955	12,750	15,476

a	Based on average shares outstanding at each month end.
b	Amount represents less than $.01 per share.
c	Exclusive of sales charge.

See notes to financial statements.

		Year Ended April 30,
Class Z Shares	2014	2013	2012	2011	2010
Per Share Data ($):
Net asset value, beginning of period	13.16	12.81	11.85	12.34	11.65
Investment Operations:
Investment income—net[a]	.47	.40	.50	.54	.56
Net realized and unrealized
gain (loss) on investments	(.51)	.36	.96	(.50)	.69
Total from Investment Operations	(.04)	.76	1.46	.04	1.25
Distributions:
Dividends from investment income—net	(.47)	(.40)	(.50)	(.53)	(.56)
Dividends from net realized
gain on investments	(.00)[b]	(.01)	—	—	—
Total Distributions	(.47)	(.41)	(.50)	(.53)	(.56)
Net asset value, end of period	12.65	13.16	12.81	11.85	12.34
Total Return (%)	(.17)	5.97	12.51	.34	10.87
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.88	.87	.89	.88	.88
Ratio of net expenses
to average net assets	.88	.87	.84	.88	.88
Ratio of interest and expense
related to floating rate notes
issued to average net assets	.01	.01	.01	.01	.01
Ratio of net investment income
to average net assets	3.77	3.10	4.03	4.44	4.62
Portfolio Turnover Rate	41.14	16.55	40.38	21.95	22.61
Net Assets, end of period ($ x 1,000)	220,429	250,499	252,082	239,092	263,072

a	Based on average shares outstanding at each month end.
b	Amount represents less than $.01 per share.

See notes to financial statements.

The Fund 29

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Municipal Bond Opportunity Fund (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company. The fund’s investment objective is to maximize current income exempt from federal income tax to the extent consistent with the preservation of capital.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class C and Class Z. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class Z shares are sold at net asset value per share generally only to shareholders of the fund who received Class Z shares in exchange for their shares of a Dreyfus-managed fund as a result of the reorganization of such Dreyfus-managed fund, and who continue to maintain accounts with the fund at the time of purchase. Class Z shares generally are not available for new accounts. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The Fund 31

NOTES TO FINANCIAL STATEMENTS (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund’s Board of Trustees (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions.All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of April 30, 2014 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds†	—	428,359,045	64,504	428,423,549
Liabilities ($)
Floating Rate Notes††	—	(4,845,000)	—	(4,845,000)

†	See Statement of Investments for additional detailed categorizations.
††	Certain of the fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes.

At April 30, 2014, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Municipal Bonds ($)
Balance as of 4/30/2013	64,474
Purchases	—
Sales	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	30
Transfers into Level 3	—
Transfers out of Level 3	—
Balance as of 4/30/2014	64,504
The amount of total gains (losses) for the period
included in earnings attributable to the change in
unrealized gains (losses) relating to investments
still held at 4/30/2014	30

The Fund 33

NOTES TO FINANCIAL STATEMENTS (continued)

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when issued or delayed delivery basis may be settled a month or more after the trade date.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2014, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended April 30, 2014, the fund did not incur any interest or penalties.

Each tax year in the four-year period ended April 30, 2014 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At April 30, 2014, the components of accumulated earnings on a tax basis were as follows: undistributed tax-exempt income $504,209, accumulated capital losses $32,719,755 and unrealized appreciation $27,789,575.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute.The 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”).As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

The accumulated capital loss carryover is available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to April 30, 2014. If not applied, $5,368,749 of the carryover expires in fiscal year 2017, $20,082,904 expires in fiscal year 2018 and $3,894,374 expires in fiscal year 2019.The fund has $3,373,728 of post-enactment short-term capital losses which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal periods ended April 30, 2014 and April 30, 2013 were as follows: tax-exempt income $15,922,926 and $15,129,390, and ordinary income $165,376 and $260,492, respectively.

During the period ended April 30, 2014, as a result of permanent book to tax differences, primarily due to the tax treatment for amortization adjustments and dividend reclassification, the fund decreased accumulated undistributed investment income-net by $114,250, increased

The Fund 35

NOTES TO FINANCIAL STATEMENTS (continued)

accumulated net realized gain (loss) on investments by $69,019 and increased paid-in capital by $45,231. Net assets and net asset value per share were not affected by this reclassification.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $265 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to October 9, 2013, the unsecured credit facility with Citibank, N.A. was $210 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended April 30, 2014, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .55% of the value of the fund’s average daily net assets and is payable monthly.

During the period ended April 30, 2014, the Distributor retained $2,328 from commissions earned on sales of the fund’s Class A shares and $1,838 from CDSCs on redemptions of the fund’s Class C shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended April 30, 2014, Class C shares were charged $68,528, pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of the average daily net assets of Class A and Class C shares and Class Z shares pay the Distributor at an annual rate of .20% of the value of the average daily net assets of Class Z shares, for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2014, Class A, Class C and Class Z shares were charged $492,935, $22,842 and $449,314, respectively, pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates DreyfusTransfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended April 30, 2014, the fund was charged $135,915 for transfer agency services and $6,275 for cash management services.These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $504.

The fund compensates The Bank of NewYork Mellon under a custody agreement for providing custodial services for the fund.These fees are determined based on net assets, geographic region and transaction activity. During the period ended April 30, 2014, the fund was charged $39,016 pursuant to the custody agreement.

The Fund 37

NOTES TO FINANCIAL STATEMENTS (continued)

The fund compensated The Bank of New York Mellon for performing certain cash management services related to fund subscriptions and redemptions, including shareholder redemption draft processing, under a cash management agreement that was in effect until September 30, 2013 and, beginning October 1, 2013, compensates The Bank of New York Mellon for processing shareholder redemption drafts under a shareholder draft processing agreement. During the period ended April 30, 2014, the fund was charged $3,595 pursuant to the agreements, which is included in Shareholder servicing costs in the Statement of Operations.

During the period ended April 30, 2014, the fund was charged $9,177 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $189,598, Distribution Plan fees $5,175, Shareholder Services Plan fees $77,131, custodian fees $13,235, Chief Compliance Officer fees $736 and transfer agency fees $25,921.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended April 30, 2014, amounted to $175,298,768 and $225,220,366, respectively.

Inverse Floater Securities: The fund participates in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds are transferred to a trust (the “Trust”).The Trust typically issues two variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals (“Trust Certificates”). A residual interest tax-exempt security is also created by the Trust, which is transferred to the fund, and is paid interest based on the remaining cash flow of the Trust, after payment of interest on the other securities and various expenses of the Trust. An inverse floater security may be collapsed without the consent of the fund due to certain termination events such as bankruptcy, default or other credit event.

The fund accounts for the transfer of bonds to the Trust as secured borrowings, with the securities transferred remaining in the fund’s investments, and the related floating rate certificate securities reflected as fund liabilities in the Statement of Assets and Liabilities.

The fund may invest in inverse floater securities on either a non-recourse or recourse basis.These securities are typically supported by a liquidity facility provided by a bank or other financial institution (the “Liquidity Provider”) that allows the holders of theTrust Certificates to tender their certificates in exchange for payment from the Liquidity Provider of par plus accrued interest on any business day prior to a termination event.When the fund invests in inverse floater securities on a non-recourse basis, the Liquidity Provider is required to make a payment under the liquidity facility due to a termination event to the holders of the Trust Certificates. When this occurs, the Liquidity Provider typically liquidates all or a portion of the municipal securities held in the Trust. A liquidation shortfall occurs if the Trust Certificates exceed the proceeds of the sale of the bond in the Trust (“Liquidation Shortfall”). When a fund invests in inverse floater securities on a recourse basis, the fund typically enters into a reimbursement agreement with the Liquidity Provider where the fund is required to repay the Liquidity Provider the amount of any Liquidation Shortfall. As a result, a fund investing in a recourse inverse floater security bears the risk of loss with respect to any Liquidation Shortfall.

The Fund 39

NOTES TO FINANCIAL STATEMENTS (continued)

The average amount of borrowings outstanding under the inverse floater structure during the period ended April 30, 2014 was approximately $7,178,300, with a related weighted average annualized interest rate of .77%.

At April 30, 2014, the cost of investments for federal income tax purposes was $395,788,974; accordingly, accumulated net unrealized appreciation on investments was $27,789,575, consisting of $33,290,552 gross unrealized appreciation and $5,500,977 gross unrealized depreciation.

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Trustees
Dreyfus Municipal Bond Opportunity Fund

We have audited the accompanying statement of assets and liabilities of Dreyfus Municipal Bond Opportunity Fund, including the statement of investments, as of April 30, 2014, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2014 by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Municipal Bond Opportunity Fund at April 30, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York
June 26, 2014

The Fund 41

IMPORTANT TAX INFORMATION (Unaudited)

In accordance with federal tax law, the fund hereby reports all the dividends paid from investment income-net during the fiscal year ended April 30, 2014 as “exempt-interest dividends” (not generally subject to regular federal income tax), except $37,114 that is being reported as an ordinary income distribution for reporting purposes. Where required by federal tax law rules, shareholders will receive notification of their portion of the fund’s taxable ordinary dividends (if any), capital gains distributions (if any) and tax-exempt dividends paid for the 2014 calendar year on Form 1099-DIV which will be mailed in early 2015. Also, the fund hereby reports $.0038 per share as a short-term capital gain distribution paid on December 19, 2013.

BOARD MEMBERS INFORMATION (Unaudited)
INDEPENDENT BOARD MEMBERS

Joseph S. DiMartino (70)
Chairman of the Board (1995)
Principal Occupation During Past 5Years:
• Corporate Director and Trustee
Other Public Company Board Memberships During Past 5Years:
• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (1997-present)
• The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director (2000-2010)
• Sunair Services Corporation, a provider of certain outdoor-related services to homes and busi-
nesses, Director (2005-2009)
No. of Portfolios for which Board Member Serves: 146
———————
Francine J. Bovich (62)
Board Member (2012)
Principal Occupation During Past 5Years:
• Trustee,The Bradley Trusts, private trust funds (2011-present)
• Managing Director, Morgan Stanley Investment Management (1993-2010)
Other Public Company Board Memberships During Past 5Years:
• Board Member,Annaly Capital Management, Inc. (May 2014-present)
No. of Portfolios for which Board Member Serves: 45
———————
Peggy C. Davis (71)
Board Member (1990)
Principal Occupation During Past 5Years:
• Shad Professor of Law, New York University School of Law (1983-present)
No. of Portfolios for which Board Member Serves: 56
———————
Diane Dunst (74)
Board Member (2007)
Principal Occupation During Past 5Years:
• President of Huntting House Antiques (1999-present)
No. of Portfolios for which Board Member Serves: 14

The Fund 43

BOARD MEMBERS INFORMATION (Unaudited) (continued)
INDEPENDENT BOARD MEMBERS

Nathan Leventhal (71)
Board Member (1989)
Principal Occupation During Past 5Years:
• Chairman of the Avery-Fisher Artist Program (1997-2014)
• Commissioner, NYC Planning Commission (2007-2011)
Other Public Company Board Memberships During Past 5Years:
• Movado Group, Inc., Director (2003-present)
No. of Portfolios for which Board Member Serves: 49

———————
Robin A. Melvin (50)
Board Member (2012)
Principal Occupation During Past 5Years:
• Board Member, Illinois Mentoring Partnership, non-profit organization dedicated to increasing the quantity and quality of mentoring services in Illinois (2013-present)
• Director, Boisi Family Foundation, a private family foundation that supports youth-serving orga-
nizations that promote the self sufficiency of youth from disadvantaged circumstances (1995-2012)
No. of Portfolios for which Board Member Serves: 113

———————
Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80.The address of the Board Members and Officers is c/o The Dreyfus Corporation, 200 Park Avenue, NewYork, NewYork
10166.Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-DREYFUS.
Clifford L.Alexander, Jr., Emeritus Board Member
Ernest Kafka, Emeritus Board Member
Jay I. Meltzer, Emeritus Board Member
Daniel Rose, Emeritus Board Member
Sander Vanocur, Emeritus Board Member

OFFICERS OF THE FUND (Unaudited)

The Fund 45

OFFICERS OF THE FUND (Unaudited) (continued)

The Fund 47

NOTES

For More Information

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

Item 2.             Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3.             Audit Committee Financial Expert.

The Registrant's Board has determined that Joseph S. DiMartino, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC").  Mr. DiMartino is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4.             Principal Accountant Fees and Services.

(a)  Audit Fees.  The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $    32,149 in 2013 and $32,792 in 2014.

(b)  Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $6,000 in 2013 and $6,120 in 2014. These services consisted of one or more of the following: (i) agreed upon procedures related to compliance with Internal Revenue Code section 817(h); (ii) security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended; (iii) advisory services as to the accounting or disclosure treatment of Registrant transactions or events; and (iv) advisory services to the accounting or disclosure treatment of the actual or potential impact to the Registrant of final or proposed rules, standards or interpretations by the Securities and Exchange Commission, the Financial Accounting Standards Boards or other regulatory or standard-setting bodies.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0 in 2013 and $0 in 2014.

(c)  Tax Fees.  The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $3,293 in 2013 and $3,679  in 2014. These services consisted of: (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments; and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.  The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $0 in 2013 and $0 in 2014.

(d)  All Other Fees.  The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $0 in 2013 and $860 in 2014.  These services included a review of the Registrant's anti-money laundering program.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were $200,000 in 2013 (17f-2 related only) and $0 in 2014 (17f-2 related only).

(e)(1) Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. The pre-approved services in the Policy can include pre-approved audit services, pre-approved audit-related services, pre-approved tax services and pre-approved all other services.  Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence.  Pre-approvals pursuant to the Policy are considered annually.

(e)(2) Note: None of the services described in paragraphs (b) through (d) of this Item 4 were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) None of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal account's full-time, permanent employees.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $46,010,490 in 2013 and $43,744,573 in 2014.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

Item 5.             Audit Committee of Listed Registrants.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 6.             Investments.

(a)                    Not applicable.

Item 7.             Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 8.             Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.  [CLOSED-END FUNDS ONLY, beginning with reports for periods ended on and after December 31, 2005]

Item 9.             Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 10.           Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 10.

Item 11.           Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.           Exhibits.

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Municipal Bond Opportunity Fund

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak,

            President

Date:    June 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak,

            President

Date:    June 25, 2014

By:       /s/ James Windels

            James Windels,

            Treasurer

Date:    June 25, 2014

EXHIBIT INDEX

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)